Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 582,209	$ 667,402
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	13,096	12,092
Changes in assets and liabilities:
Other assets	10,821	(10,023)
Incentive management fee payable to General Partners	9,463	(22,925)
Property management fees payable	514	(4,513)
Customer deposits and other liabilities	(20,886)	(45,659)
Net cash provided by operating activities	595,217	596,374
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(19,275)	(29,678)
Net cash used in investing activities	(19,275)	(29,678)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(605,568)	(824,254)
Net cash used in financing activities	(605,568)	(824,254)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(29,626)	(257,558)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	367,302	624,860
CASH AND CASH EQUIVALENTS AT END OF PERIOD	337,676	367,302
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	151,515	181,818